Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000024571
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
C000024572
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000024573
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000024571
Average Annual Return [Line Items]
Average Annual Return, Percent	1.27%	(0.97%)	(0.20%)
Without Sales Load [Member] | C000024572
Average Annual Return [Line Items]
Average Annual Return, Percent	2.09%	(0.23%)	0.53%
Without Sales Load [Member] | C000024573
Average Annual Return [Line Items]
Average Annual Return, Percent	1.75%	(0.48%)	0.29%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)	1.19%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)	1.19%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)	1.19%
FEDERATED INDEX: ICE BofA 3-5Y US Trsy TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-5 Year US Treasury Index
Average Annual Return, Percent	2.66%	0.31%	1.17%
FEDERATED INDEX: ICE BofA 3-5Y US Trsy TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-5 Year US Treasury Index
Average Annual Return, Percent	2.66%	0.31%	1.17%
FEDERATED INDEX: ICE BofA 3-5Y US Trsy TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-5 Year US Treasury Index
Average Annual Return, Percent	2.66%	0.31%	1.17%